INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, WI 53212

January 31, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333-261707)

Ladies and Gentlemen:

We are filing Pre-Effective Amendment No.1 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “N-14 Registration Statement”), including exhibits thereto. The N-14 Registration Statement relates to the reorganization of Change Finance U.S. Large Cap Fossil Fuel Free ETF (the “Target Fund”), a series of ETF Series Solutions, into AXS Change Finance ESG ETF (the “Acquiring Fund”), a series of the Registrant. The filing is being made to respond to comments received on January 5, 2022, January 17, 2022 and January 31, 2022, and to add exhibits to the N-14 Registration Statement.

Please contact me at (626) 385-5777 or diane.drake@mfac-ca.com with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary